OIL AND GAS SALES AND MARKETING REVENUES (Tables)	12 Months Ended
Dec. 31, 2018
OIL AND GAS SALES AND MARKETING REVENUES [abstract]
Schedule of oil and gas sales and marketing revenues
	2016	2017	2018
Gross sales	124,648	156,304	191,281
Less: Royalties	(2,398)	(3,226)	(4,215)
PRC government's share of oil	(925)	(1,190)	(1,194)
Oil and gas sales	121,325	151,888	185,872
Marketing revenues	20,310	28,907	35,830